Property and Equipment, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 7,603	¥ 8,696	¥ 9,183
Amortization of leasehold improvements	¥ 268	¥ 62	¥ 0